ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 29, 2018	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I

File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on January 5, 2018 under Rule 497(e) (SEC Accession No. 0001193125-18-004195), to the Prospectus for AMG Managers CenterSquare Real Estate Fund, dated February 27, 2017, as revised June 24, 2017 and supplemented September 22, 2017, and to the Statement of Additional Information for AMG Managers CenterSquare Real Estate Fund, dated February 27, 2017, as supplemented September 22, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin

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